SUPPLEMENTARY INFORMATION TO THE CONSOLIDATED STATEMENTS OF LOSS (Details 1)	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)
SUPPLEMENTARY INFORMATION TO THE CONSOLIDATED STATEMENTS OF LOSS
Salaries and benefits	$ 245,000	$ 239,000	$ 300,000
Insurance	34,000	30,000	23,000
Data processing and retention	14,000	17,000	79,000
Other office expenses	16,000	32,000	15,000
Total	$ 309,000	$ 318,000	$ 417,000